Selling and marketing expenses	12 Months Ended
Dec. 31, 2024
Selling and marketing expenses
Selling and marketing expenses

9.  Selling and marketing expenses

The following table summarizes selling and marketing expenses, and the depreciation and amortization of the relevant assets relating to these expenses, for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Advertising costs	(200,824)	(218,351)	(146,449)
Employee benefits expenses	(6,770)	(7,387)	(6,225)
Depreciation and amortization	(1,498)	(524)	(514)
	(209,092)	(226,262)	(153,188)